Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38278
Entity Registrant Name	Jianpu Technology Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	5F Times Cyber Building
Entity Address, Address Line Two	19 South Haidian Road
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Title of 12(b) Security	American depositary shares, eachrepresenting 20 Class A ordinary sharesClass A ordinary shares, par valueUS$0.0001 per share*
Trading Symbol	JT
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001713923
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	People’s Republic of China
Business Contact [Member]
Document and Entity Information
Entity Address, Address Line One	5F Times Cyber Building
Entity Address, Address Line Two	19 South Haidian Road
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
City Area Code	10
Local Phone Number	8262-5755
Contact Personnel Name	Yilü (Oscar) Chen
Contact Personnel Email Address	ir@rong360.com
Ordinary Shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	424,447,980
Class A ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	327,976,185
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	96,471,795